FINANCIAL LIABILITY (Details Narrative)						6 Months Ended	12 Months Ended
	Jul. 21, 2023 USD ($)	Aug. 29, 2022 shares	Aug. 18, 2022 shares	Jun. 16, 2022 shares	Jan. 21, 2022 USD ($) d $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 10, 2024 USD ($)	May 23, 2022 USD ($) $ / shares	Mar. 04, 2022 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares
Warrant exercise price | $ / shares						$ 6.00	$ 6.00	$ 6.00		$ 6.00		$ 6.00
Loan facility principal amount									$ 248,447
Debt issuance costs						$ 811,000
Warrant liabilities						626,788	$ 482,219
Warrants exercised						$ 0		$ 1,950,000
Warrants issued | shares						442,240	442,240
Warrants outstanding | shares						442,240	442,240
Warrant [Member]
Warrant exercised | shares		90,000	185,000	50,000
Warrant [Member] | Initial Warrant [Member]
Warrant liabilities												$ 915,644
Warrant [Member] | Second Warrant [Member]
Warrant liabilities										$ 4,833,325
L1 Capital Global Opportunities Master Fund Ltd [Member] | Initial Warrant [Member]
Warrant exercised | shares								325,000
Securities Purchase Agreement [Member]
Warrant exercise price | $ / shares						$ 6.00		$ 6.00
Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Loan facility principal amount								$ 10,000,000
Consecutive trading days | d					10
Floor price | $ / shares					$ 1.20
Debt converted amount						$ 0	$ 0	$ 9,900,000
Repayments of debt	$ 100,000
Securities Purchase Agreement [Member] | First Tranche [Member]
Proceeds from initial public offering					$ 5,000,000
Securities Purchase Agreement [Member] | First Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Original issuance discount rate					6.00%
Purchase of warrants, shares | shares					383,620
Warrant exercise price | $ / shares					$ 6.00
Securities Purchase Agreement [Member] | First Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Maximum [Member]
Proceeds from notes					$ 7,000,000
Securities Purchase Agreement [Member] | First Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Private Placement [Member]
Proceeds from private placement					$ 7,000,000
Securities Purchase Agreement [Member] | Second Tranche [Member]
Warrant fair value										4,833,325
Insurance loss										$ 133,325
Securities Purchase Agreement [Member] | Second Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Original issuance discount rate					6.00%
Purchase of warrants, shares | shares											383,620
Warrant exercise price | $ / shares											$ 6.00
Loan facility principal amount					$ 2,000,000
Average lowest closing prices percentage					90.00%
Percentage of principal amount obligated to pay					120.00%
Debt conversion price | $ / shares								$ 6.00
Securities Purchase Agreement [Member] | Second Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Maximum [Member]
Loan facility principal amount											$ 5,000,000
Securities Purchase Agreement [Member] | Second Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Minimum [Member]
Loan facility principal amount											$ 2,000,000